Acquisitions (Details - Fair value allocation) - Fat Shark And Rotor Riot [Member]	Feb. 16, 2024 USD ($)
Business Acquisition [Line Items]
Cash	$ 147,200
Accounts receivable (approximates contractual value)	6,798
Inventories (on hand and prepaid)	2,611,583
Other current assets	10,892
Right of use asset – operating	378,430
Other long-term assets	59,426
Goodwill and intangible assets (unallocated purchase price)	19,666,086
Total assets	22,880,415
Accounts payable and accrued liabilities	287,544
Customer deposits	114,441
Operating lease liability – current and long-term	378,430
Total liabilities	780,415
Total purchase price	$ 22,100,000